Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Income before income tax	$ 131,899	$ 271,459	$ 208,892
Depreciation and amortization	267,189	270,454	275,034
Interest and foreign exchange (gain) or loss	143,199	52,287	(96,766)
Loss on sale of property, plant and equipment and intangible assets	8,616	694	552
Impairment (reversal) of property, plant and equipment	3,283		(979)
Changes in provisions	29,777	32,798	93,701
Tax credits	(63,615)	(53)
Gain on sale of investment	(348)	(4,588)	(408)
Share in the results of associates		(60)	158
Changes in operating assets and liabilities	10,575	(85,152)	181,067
Interest paid	(74,592)	(58,635)	(37,321)
Income taxes paid	(108,385)	(100,265)	(38,869)
Net cash provided by operating activities	347,598	378,939	585,061
Cash flow from investing activities
Acquisitions of property, plant and equipment and intangible assets	(299,773)	(197,638)	(182,989)
Changes in financial investments	140,402	(65,661)	(47,749)
Loan received from related parties			10,284
Advance paid for Pollarix acquisition		(81,615)
Proceed from capital reduction of investees			6,248
Proceeds from sale of non-current assets	1,268	16,542	12,787
Net cash used in investing activities	(158,103)	(328,372)	(201,419)
Cash flow from financing activities
Proceeds from new loans and financing	292,901	830,598	550,966
Payments of loans and financing	(295,104)	(537,254)	(483,100)
Capital reduction related to Pollarix acquisition	(87,623)	(55,380)
Dividends distribution	(3,475)	(61,549)	(59,660)
Reimbursement of share premium	(80,000)	(430,000)	(69,931)
Proceeds from initial public offering, net of underwriter expenses		306,431
Issuance of new shares			170,070
Proceeds from transactions with related parties			3,967
Acquisition of shares from non-controlling shareholders			(201,915)
Repurchase of the Company's own shares	(1,352)
Disbursement from equity transactions with non-controlling shareholders	(2,757)		(2,635)
Net cash provided by (used in) financing activities	(177,410)	52,846	(92,238)
Effects of foreign exchange rates on cash and cash equivalents	1,816	48	2,757
Increase in cash and cash equivalents	13,901	103,461	294,161
Cash and cash equivalents at the beginning of the year	1,019,037	915,576	621,415
Cash and cash equivalents at the end of the year	$ 1,032,938	$ 1,019,037	$ 915,576